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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301

(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.	3707 W. Maple Road	Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Market Value
Consumer Discretionary - 3.1%
Diversified Consumer Services - 0.0% (a)
Strayer Education, Inc.	200	$18,856

Specialty Retail - 3.1%
Rent-A-Center, Inc.	30,000	1,132,500

Consumer Staples - 12.4%
Beverages - 2.7%
PepsiCo, Inc.	15,000	995,250

Food & Staples Retailing - 6.5%
Sysco Corporation	20,000	597,200
Wal-Mart Stores, Inc.	30,000	1,836,000
		2,433,200
Household Products - 3.2%
Clorox Company (The)	15,000	1,031,250
Colgate-Palmolive Company	1,500	146,670
		1,177,920
Energy - 19.4%
Energy Equipment & Services - 8.4%
Atwood Oceanics, Inc. *	5,000	224,450
Ensco PLC - ADR	25,000	1,323,250
Patterson-UTI Energy, Inc.	25,000	432,250
Schlumberger Limited	5,000	349,650
Superior Energy Services, Inc. *	30,000	790,800
		3,120,400
Oil, Gas & Consumable Fuels - 11.0%
Cimarex Energy Company	12,000	905,640
Exxon Mobil Corporation	20,000	1,734,600
Range Resources Corporation	8,400	488,376
Southwestern Energy Company *	30,000	918,000
		4,046,616
Financials - 16.7%
Capital Markets - 3.0%
Federated Investors, Inc. - Class B	50,000	1,120,500

Diversified Financial Services - 4.8%
H&R Block, Inc.	40,000	658,800
MasterCard, Inc. - Class A	1,000	420,540
Western Union Company (The)	40,000	704,000
		1,783,340
Insurance - 8.9%
Berkshire Hathaway, Inc. - Class A *	10	1,219,000
Unico American Corporation *	182,700	2,046,240
		3,265,240
Health Care - 11.7%
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson and Company	10,000	776,500

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Market Value
Health Care - 11.7% (Continued)
Health Care Equipment & Supplies - 4.7% (Continued)
C.R. Bard, Inc.	4,000	$394,880
Stryker Corporation	10,000	554,800
		1,726,180
Pharmaceuticals - 7.0%
Johnson & Johnson	29,000	1,912,840
Pfizer, Inc.	30,000	679,800
		2,592,640
Industrials - 3.7%
Aerospace & Defense - 3.7%
Alliant Techsystems, Inc.	10,000	501,200
Rockwell Collins, Inc.	15,000	63,400
		1,364,600
Information Technology - 24.3%
Communications Equipment - 2.9%
Cisco Systems, Inc.	50,000	1,057,500

Computers & Peripherals - 10.6%
Apple, Inc. *	2,500	1,498,675
Dell, Inc. *	60,000	996,000
Hewlett-Packard Company	60,000	1,429,800
		3,924,475
Electronic Equipment, Instruments & Components - 2.9%
FLIR Systems, Inc.	10,000	253,100
Ingram Micro, Inc. - Class A *	45,000	35,200
		1,088,300
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	30,000	373,200
Veeco Instruments, Inc. *	10,000	286,000
		659,200
Software - 6.1%
Microsoft Corporation	70,000	2,257,500

Materials - 2.3%
Metals & Mining - 2.3%
Barrick Gold Corporation	20,000	869,600

Total Common Stocks (Cost $27,937,394)		$34,633,817

EXCHANGE-TRADED FUNDS - 4.4%	Shares	Market Value
SPDR Gold Trust * (Cost $923,697)	10,000	$1,621,400

OPEN-END FUNDS - 0.0% (a)	Shares	Market Value
Sequoia Fund * (Cost $8,079)	62	$9,970

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b) (Cost $1,391,561)	1,391,561	$1,391,561

Total Investments at Market Value - 101.8% (Cost $30,260,731)		$37,656,748

Liabilities in Excess of Other Assets - (1.8%)		(679,871)

Net Assets - 100.0%		$36,976,877

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$34,633,817	$-	$-	$34,633,817
Exchange-Traded Funds	1,621,400	-	-	1,621,400
Open-End Funds	9,970	-	-	9,970
Money Market Funds	1,391,561	-	-	1,391,561
Total	$37,656,748	$-	$-	$37,656,748

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended March 31, 2012, the Fund did not have any significant transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of or during the quarter ended March 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2012:

Cost of portfolio investments	$30,260,987

Gross unrealized appreciation	$7,769,158
Gross unrealized depreciation	(373,397)

Net unrealized appreciation	$7,395,761

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Market Value
Consumer Discretionary - 17.4%
Automobiles - 1.6%
Thor Industries, Inc.	100,000	$3,156,000

Diversified Consumer Services - 1.8%
DeVry, Inc.	110,000	3,725,700

Household Durables - 2.3%
Brookfield Residential Properties, Inc. *	50,000	529,000
PulteGroup, Inc. *	250,000	2,212,500
Ryland Group, Inc. (The)	100,000	1,928,000
		4,669,500
Specialty Retail - 8.5%
Advance Auto Parts, Inc.	45,000	3,985,650
Chico's FAS, Inc.	400,000	6,040,000
Lowe's Companies, Inc.	225,000	7,060,500
		17,086,150
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	55,000	4,250,400
VF Corporation	15,000	2,189,700
		6,440,100
Consumer Staples - 1.2%
Food & Staples Retailing - 1.2%
Sysco Corporation	80,000	2,388,800

Energy - 13.4%
Energy Equipment & Services - 3.6%
Halliburton Company	160,000	5,310,400
Tidewater, Inc.	35,000	1,890,700
		7,201,100
Oil, Gas & Consumable Fuels - 9.8%
ConocoPhillips	75,000	5,700,750
Devon Energy Corporation	65,000	4,622,800
Exxon Mobil Corporation	50,000	4,336,500
Range Resources Corporation	50,000	2,907,000
Southwestern Energy Company *	70,000	2,142,000
		19,709,050
Financials - 21.0%
Capital Markets - 4.0%
Bank of New York Mellon Corporation (The)	100,000	2,413,000
Federated Investors, Inc. - Class B	250,000	5,602,500
		8,015,500
Commercial Banks - 3.9%
U.S. Bancorp	250,000	7,920,000

Diversified Financial Services - 5.0%
MasterCard, Inc. - Class A	10,000	4,205,400
Western Union Company (The)	335,000	5,896,000
		10,101,400

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Market Value
Financials - 21.0% (Continued)
Insurance - 5.6%
Alleghany Corporation *	18,000	$5,923,800
Hanover Insurance Group, Inc. (The)	55,000	2,261,600
Unico American Corporation *	282,945	3,168,984
		11,354,384
Real Estate Investment Trusts (REIT) - 0.9%
HCP, Inc.	45,000	1,775,700

Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings, Inc.	234,000	3,159,000

Health Care - 13.4%
Health Care Equipment & Supplies - 5.5%
Stryker Corporation	130,000	7,212,400
Varian Medical Systems, Inc. *	55,000	3,792,800
		11,005,200
Health Care Providers & Services - 2.2%
Patterson Companies, Inc.	135,000	4,509,000

Life Sciences Tools & Services - 2.5%
Mettler-Toledo International, Inc. *	15,000	2,771,250
Waters Corporation *	25,000	2,316,500
		5,087,750
Pharmaceuticals - 3.2%
Abbott Laboratories	105,000	6,435,450

Industrials - 10.7%
Aerospace & Defense - 4.2%
General Dynamics Corporation	35,000	2,568,300
United Technologies Corporation	70,000	5,805,800
		8,374,100
Commercial Services & Supplies - 1.4%
Genuine Parts Company	45,000	2,823,750

Construction & Engineering - 1.2%
Foster Wheeler AG *	105,000	2,389,800

Electrical Equipment - 2.6%
General Cable Corporation *	180,000	5,234,400

Machinery - 1.3%
Caterpillar, Inc.	25,000	2,663,000

Information Technology - 12.8%
Communications Equipment - 1.5%
ADTRAN, Inc.	100,000	3,119,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Market Value
Information Technology - 12.8% (Continued)
Computers & Peripherals - 2.4%
Hewlett-Packard Company	200,000	$4,766,000

IT Services - 7.8%
Accenture PLC - Class A	110,000	7,095,000
International Business Machines Corporation	25,000	5,216,250
Teradata Corporation *	50,000	3,407,500
		15,718,750
Office Electronics - 1.1%
Zebra Technologies Corporation - Class A *	55,000	2,264,900

Materials - 4.0%
Chemicals - 4.0%
FMC Corporation	55,000	5,822,300
Sherwin-Williams Company (The)	20,000	2,173,400
		7,995,700

Total Common Stocks (Cost $144,188,654)		$189,089,184

EXCHANGE-TRADED FUNDS - 4.0%	Shares	Market Value
SPDR Gold Trust * (Cost $5,730,995)	50,000	$8,107,000

MONEY MARKET FUNDS - 2.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $4,586,835)	4,586,835	$4,586,835

Total Investments at Market Value - 100.2% (Cost $154,506,484)		$201,783,019

Liabilities in Excess of Other Assets - (0.2%)		(429,494)

Net Assets - 100.0%		$201,353,525

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Market Value
Consumer Discretionary - 17.7%
Leisure Equipment & Products - 4.5%
Polaris Industries, Inc.	119,000	$8,585,850

Specialty Retail - 9.0%
AutoZone, Inc. *	21,300	7,919,340
Ross Stores, Inc.	158,000	9,179,800
		17,099,140
Textiles, Apparel & Luxury Goods - 4.2%
Coach, Inc.	101,300	7,828,464

Consumer Staples - 11.9%
Food Products - 6.2%
Kellogg Company	94,600	5,073,398
McCormick & Company, Inc.	122,200	6,651,346
		11,724,744
Household Products - 2.6%
Clorox Company (The)	71,600	4,922,500

Personal Products - 3.1%
Herbalife Ltd.	87,000	5,987,340

Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Exxon Mobil Corporation	41,400	3,590,622
Occidental Petroleum Corporation	50,300	4,790,069
		8,380,691
Financials - 6.4%
Capital Markets - 3.3%
Eaton Vance Corporation	166,600	4,761,428
SEI Investments Company	74,800	1,547,612
		6,309,040
Diversified Financial Services - 3.1%
MasterCard, Inc. - Class A	13,800	5,803,452

Health Care - 15.1%
Biotechnology - 3.6%
Gilead Sciences, Inc. *	140,400	6,858,540

Health Care Equipment & Supplies - 9.9%
C.R. Bard, Inc.	64,300	6,347,696
Stryker Corporation	108,800	6,036,224
Varian Medical Systems, Inc. *	93,500	6,447,760
		18,831,680
Life Sciences Tools & Services - 1.6%
Mettler-Toledo International, Inc. *	16,000	2,956,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Market Value
Industrials - 25.5%
Aerospace & Defense - 3.6%
General Dynamics Corporation	57,700	$4,234,026
Precision Castparts Corporation	15,500	2,679,950
		6,913,976
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	49,100	2,283,641

Commercial Services & Supplies - 3.3%
Rollins, Inc.	292,250	6,219,080

Electrical Equipment - 3.3%
AMETEK, Inc.	128,400	6,228,684

Industrial Conglomerates - 3.0%
Danaher Corporation	101,500	5,684,000

Machinery - 11.1%
Donaldson Company, Inc.	122,800	4,387,644
Flowserve Corporation	26,000	3,003,260
Graco, Inc.	128,200	6,802,292
Toro Company (The)	97,000	6,897,670
		21,090,866
Information Technology - 18.2%
Computers & Peripherals - 2.2%
Hewlett-Packard Company	173,200	4,127,356

Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corporation - Class A	111,700	6,676,309

IT Services - 9.8%
Accenture PLC - Class A	107,000	6,901,500
Cognizant Technology Solutions Corporation - Class A *	86,900	6,686,955
International Business Machines Corporation	24,000	5,007,600
		18,596,055
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corporation	130,900	5,212,438

Total Common Stocks (Cost $128,553,533)		$188,319,846

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,620,501)	1,620,501	$1,620,501

Total Investments at Market Value - 100.1% (Cost $130,174,034)		$189,940,347

Liabilities in Excess of Other Assets - (0.1%)		(114,899)

Net Assets - 100.0%		$189,825,448

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Market Value
Consumer Discretionary - 19.1%
Diversified Consumer Services - 2.3%
DeVry, Inc.	185,000	$6,265,950

Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	90,000	5,022,000

Leisure Equipment & Products - 2.6%
Hasbro, Inc.	190,000	6,976,800

Media - 1.0%
John Wiley & Sons, Inc. - Class A	55,000	2,617,450

Specialty Retail - 8.1%
Cato Corporation (The) - Class A	225,000	6,219,000
Lowe's Companies, Inc.	300,000	9,414,000
Ross Stores, Inc.	110,000	6,391,000
		22,024,000
Textiles, Apparel & Luxury Goods - 3.3%
VF Corporation	30,000	4,379,400
Wolverine World Wide, Inc.	120,000	4,461,600
		8,841,000
Consumer Staples - 11.2%
Food & Staples Retailing - 2.7%
Sysco Corporation	250,000	7,465,000

Food Products - 4.1%
Hormel Foods Corporation	100,000	2,952,000
Kellogg Company	150,000	8,044,500
		10,996,500
Household Products - 4.4%
Clorox Company (The)	75,000	5,156,250
Colgate-Palmolive Company	70,000	6,844,600
		12,000,850
Energy - 12.6%
Energy Equipment & Services - 4.4%
Halliburton Company	185,000	6,140,150
Schlumberger Limited	85,000	5,944,050
		12,084,200
Oil, Gas & Consumable Fuels - 8.2%
ConocoPhillips	150,000	11,401,500
Exxon Mobil Corporation	125,000	10,841,250
		22,242,750
Financials - 12.8%
Capital Markets - 4.7%
Bank of New York Mellon Corporation (The)	285,000	6,877,050
Federated Investors, Inc. - Class B	260,000	5,826,600
		12,703,650

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Market Value
Financials - 12.8% (Continued)
Commercial Banks - 5.9%
BB&T Corporation	250,000	$7,847,500
U.S. Bancorp	260,000	8,236,800
		16,084,300
Insurance - 2.2%
HCC Insurance Holdings, Inc.	190,000	5,922,300

Health Care - 7.7%
Health Care Equipment & Supplies - 4.6%
Medtronic, Inc.	165,000	6,466,350
Stryker Corporation	110,000	6,102,800
		12,569,150
Pharmaceuticals - 3.1%
Abbott Laboratories	135,000	8,274,150

Industrials - 21.5%
Aerospace & Defense - 5.3%
General Dynamics Corporation	105,000	7,704,900
United Technologies Corporation	80,000	6,635,200
		14,340,100
Commercial Services & Supplies - 2.9%
Republic Services, Inc.	255,000	7,792,800

Electrical Equipment - 3.1%
Emerson Electric Company	160,000	8,348,800

Industrial Conglomerates - 2.9%
3M Company	90,000	8,028,900

Machinery - 4.9%
Dover Corporation	10,000	629,400
Illinois Tool Works, Inc.	145,000	8,282,400
PACCAR, Inc.	95,000	4,448,850
		13,360,650
Road & Rail - 2.4%
Norfolk Southern Corporation	100,000	6,583,000

Information Technology - 7.2%
Computers & Peripherals - 2.3%
Hewlett-Packard Company	260,000	6,195,800

IT Services - 2.3%
Paychex, Inc.	200,000	6,198,000

Semiconductors & Semiconductor Equipment - 2.6%
Microchip Technology, Inc.	190,000	7,068,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Market Value
Materials - 4.5%
Chemicals - 4.5%
PPG Industries, Inc.	65,000	$6,227,000
RPM International, Inc.	230,000	6,023,700
		12,250,700

Total Common Stocks (Cost $228,847,514)		$262,256,800

MONEY MARKET FUNDS - 3.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $9,541,326)	9,541,326	$9,541,326

Total Investments at Market Value - 100.1% (Cost $238,388,840)		$271,798,126

Liabilities in Excess of Other Assets - (0.1%)		(212,617)

Net Assets - 100.0%		$271,585,509

(a)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 81.0%	Shares	Market Value
Consumer Discretionary - 9.6%
Diversified Consumer Services - 2.5%
DeVry, Inc.	20,000	$677,400
Strayer Education, Inc.	3,000	282,840
		960,240
Household Durables - 0.3%
Stanley Furniture Company, Inc. *	22,100	105,859

Internet & Catalog Retail - 0.6%
PetMed Express, Inc.	20,000	247,600

Leisure Equipment & Products - 0.2%
Universal Electronics, Inc. *	5,000	99,900

Specialty Retail - 4.4%
Cato Corporation (The) - Class A	15,000	414,600
Rent-A-Center, Inc.	25,000	943,750
Signet Jewelers Ltd.	7,500	354,600
		1,712,950
Textiles, Apparel & Luxury Goods - 1.6%
K-Swiss, Inc. - Class A *	150,000	615,000

Consumer Staples - 0.2%
Food Products - 0.2%
Lancaster Colony Corporation	1,200	79,752

Energy - 19.5%
Energy Equipment & Services - 9.3%
Atwood Oceanics, Inc. *	6,000	269,340
CARBO Ceramics, Inc.	5,000	527,250
Ensco PLC - ADR	25,000	1,323,250
Patterson-UTI Energy, Inc.	30,000	518,700
Rowan Companies, Inc. *	5,000	164,650
Superior Energy Services, Inc. *	10,000	263,600
Tidewater, Inc.	10,000	540,200
		3,606,990
Oil, Gas & Consumable Fuels - 10.2%
Cimarex Energy Company	10,000	754,700
Cloud Peak Energy, Inc. *	60,000	955,800
EXCO Resources, Inc.	25,000	165,750
Forest Oil Corporation *	75,000	909,000
Range Resources Corporation	10,000	581,400
Southwestern Energy Company *	20,000	612,000
		3,978,650
Financials - 22.2%
Capital Markets - 4.9%
Federated Investors, Inc. - Class B	75,000	1,680,750
Investment Technology Group, Inc. *	20,000	239,200
		1,919,950

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.0% (Continued)	Shares	Market Value
Financials - 22.2% (Continued)
Commercial Banks - 0.8%
United Bancorp, Inc. * (a)	100,000	$335,000

Diversified Financial Services - 6.8%
Dun & Bradstreet Corporation (The)	6,000	508,380
H&R Block, Inc.	35,000	576,450
PICO Holdings, Inc. *	40,000	938,000
Western Union Company (The)	35,000	616,000
		2,638,830
Insurance - 5.1%
Alleghany Corporation *	3,036	999,147
Markel Corporation *	500	224,470
White Mountains Insurance Group Ltd.	1,500	752,580
		1,976,197
Real Estate Management & Development - 1.5%
St. Joe Company (The) *	30,000	570,300

Thrifts & Mortgage Finance - 3.1%
Capitol Federal Financial, Inc.	10,000	118,600
FedFirst Financial Corporation	15,320	210,650
Oritani Financial Corporation	30,000	440,400
Standard Financial Corporation	10,000	158,700
ViewPoint Financial Group, Inc.	17,981	276,548
		1,204,898
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Atrion Corporation	1,057	222,192

Industrials - 6.0%
Aerospace & Defense - 5.6%
Alliant Techsystems, Inc.	8,000	400,960
Rockwell Collins, Inc.	15,000	863,400
Sparton Corporation *	20,000	192,000
Spirit AeroSystems Holdings, Inc. - Class A *	30,000	733,800
		2,190,160
Machinery - 0.4%
Conrad Industries, Inc. *	8,576	153,425

Information Technology - 21.3%
Communications Equipment - 1.4%
Arris Group, Inc. *	50,000	565,000

Computers & Peripherals - 6.7%
Dell, Inc. *	60,000	996,000
Diebold, Incorporated	15,000	577,800
Lexmark International, Inc. - Class A	15,000	498,600
QLogic Corporation *	30,000	532,800
		2,605,200

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.0% (Continued)	Shares	Market Value
Information Technology - 21.3% (Continued)
Electronic Equipment, Instruments & Components - 8.8%
Arrow Electronics, Inc. *	10,000	$419,700
Avnet, Inc. *	40,000	1,455,600
FLIR Systems, Inc.	10,000	253,100
Ingram Micro, Inc. - Class A *	60,000	1,113,600
ScanSource, Inc. *	5,000	186,600
		3,428,600
IT Services - 2.8%
Broadridge Financial Solutions, Inc.	25,000	597,750
Computer Services, Inc.	15,500	511,500
		1,109,250
Semiconductors & Semiconductor Equipment - 0.9%
Veeco Instruments, Inc. *	12,000	343,200

Software - 0.7%
Rosetta Stone, Inc. *	25,000	258,000

Materials - 1.6%
Chemicals - 0.4%
H.B. Fuller Company	5,000	164,150

Metals & Mining - 1.2%
Horsehead Holding Corporation *	40,000	455,600

Total Common Stocks (Cost $26,197,198)		$31,546,893

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Market Value
SPDR Gold Trust * (Cost $1,032,352)	9,100	$1,475,474

REPURCHASE AGREEMENTS (b) - 0.3%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 03/30/12, due 04/02/12, repurchase proceeds: $115,325 (Cost $115,325)	$115,325	$115,325

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 14.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (c)	1,848,724	$1,848,724
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (c)	1,848,724	1,848,724
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	1,848,724	1,848,724
Total Money Market Funds (Cost $5,546,172)		$5,546,172

Total Investments at Market Value - 99.4% (Cost $32,891,047)		$38,683,864

Other Assets in Excess of Liabilities - 0.6%		243,714

Net Assets - 100.0%		$38,927,578

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Fair value priced. Fair valued securities totaled $335,000 at March 31, 2012, representing 0.8% of net assets. Level 2 security (Note 1).
(b)	Repurchase agreement is fully collateralized by $108,550 FGLMC Pool #G01514, 5.000%, due 02/01/33. The aggregate market value of the collateral at March 31, 2012 was $117,765.
(c)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Market Value
Consumer Discretionary - 7.1%
Automobiles - 2.8%
Toyota Motor Corporation - ADR	7,000	$607,740

Hotels, Restaurants & Leisure - 2.4%
McDonald's Corporation	5,500	539,550

Household Durables - 1.9%
Brookfield Residential Properties, Inc. *	40,000	423,200

Consumer Staples - 9.6%
Beverages - 5.0%
Diageo PLC - ADR	6,500	627,250
Heineken NV - Unsponsored ADR	17,000	471,920
		1,099,170
Food Products - 2.0%
Nestlé S.A. - ADR	7,000	441,000

Household Products - 2.6%
Colgate-Palmolive Company	6,000	586,680

Energy - 10.2%
Energy Equipment & Services - 2.3%
Schlumberger Limited	3,500	244,755
Tidewater, Inc.	5,000	270,100
		514,855
Oil, Gas & Consumable Fuels - 7.9%
Advantage Oil & Gas Ltd. *	40,000	134,000
BP PLC - ADR	9,000	405,000
Canadian Natural Resources Ltd.	10,000	331,800
Exxon Mobil Corporation	5,000	433,650
Petróleo Brasileiro S.A. - ADR	7,500	199,200
Talisman Energy, Inc.	20,000	252,000
		1,755,650
Financials - 14.8%
Commercial Banks - 4.5%
Banco Santander S.A. - ADR	31,069	238,299
Barclays PLC - ADR	20,000	303,000
Toronto-Dominion Bank (The)	5,500	467,225
		1,008,524
Diversified Financial Services - 3.7%
MasterCard, Inc. - Class A	1,000	420,540
Western Union Company (The)	23,000	404,800
		825,340
Insurance - 6.6%
ACE Limited	6,500	475,800
Allianze SE - ADR	18,000	213,660
AXA S.A. - ADR	14,000	231,980
Tokio Marine Holdings, Inc. - ADR	12,000	331,920

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Market Value
Financials - 14.8% (Continued)
Insurance - 6.6% (Continued)
Zurich Financial Services AG - ADR *	7,500	$202,350
		1,455,710
Health Care - 5.2%
Health Care Equipment & Supplies - 2.6%
Mindray Medical International Ltd. - ADR	17,500	576,975

Pharmaceuticals - 2.6%
Abbott Laboratories	9,500	582,255

Industrials - 19.5%
Aerospace & Defense - 2.1%
United Technologies Corporation	5,500	456,170

Construction & Engineering - 2.0%
Foster Wheeler AG *	20,000	455,200

Electrical Equipment - 6.8%
ABB Limited - ADR *	25,000	510,250
Emerson Electric Company	10,000	521,800
General Cable Corporation *	16,000	465,280
		1,497,330
Industrial Conglomerates - 4.8%
3M Company	5,500	490,655
Koninklijke Philips Electronics NV - ADR	8,000	162,800
Siemens AG - ADR	4,000	403,360
		1,056,815
Machinery - 2.0%
Lincoln Electric Holdings, Inc.	10,000	453,200

Road & Rail - 1.8%
Canadian National Railway Company	5,000	397,150

Information Technology - 15.1%
Computers & Peripherals - 2.4%
Hewlett-Packard Company	22,000	524,260

Electronic Equipment, Instruments & Components - 1.8%
LG Display Company Ltd. - ADR *	35,000	411,950

IT Services - 4.5%
Accenture PLC - Class A	9,000	580,500
International Business Machines Corporation	2,000	417,300
		997,800
Office Electronics - 1.7%
Zebra Technologies Corporation - Class A *	9,000	370,620

Semiconductors & Semiconductor Equipment - 4.7%
Intel Corporation	20,000	562,200

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Market Value
Information Technology - 15.1% (Continued)
Semiconductors & Semiconductor Equipment - 4.7% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	31,000	$473,680
		1,035,880
Materials - 10.1%
Chemicals - 6.7%
FMC Corporation	4,500	476,370
International Flavors & Fragrances, Inc.	9,000	527,400
Syngenta AG - ADR *	7,000	481,810
		1,485,580
Metals & Mining - 3.4%
BHP Billiton Ltd. - ADR	4,500	325,800
POSCO - ADR	5,000	418,500
		744,300
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 0.8%
Telefónica S.A. - ADR	11,000	180,510

Wireless Telecommunication Services - 1.5%
América Móvil S.A.B. de C.V. - Series L - ADR	13,000	322,790

Total Common Stocks (Cost $19,401,940)		$20,806,204

EXCHANGE-TRADED FUNDS - 3.0%	Shares	Market Value
SPDR Gold Trust * (Cost $577,600)	4,000	$648,560

MONEY MARKET FUNDS - 3.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $673,202)	673,202	$673,202

Total Investments at Market Value - 99.9% (Cost $20,652,742)		$22,127,966

Other Assets in Excess of Liabilities - 0.1%		27,688

Net Assets - 100.0%		$22,155,654

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2012 (Unaudited)

Country	Value	% of Net Assets
United States	$9,803,885	44.3%
Switzerland	2,090,610	9.4%
Canada	2,005,375	9.1%
United Kingdom	1,335,250	6.0%
Japan	939,660	4.2%
South Korea	830,450	3.7%
Netherlands	634,720	2.9%
Germany	617,020	2.8%
China	576,975	2.6%
Taiwan	473,680	2.1%
Spain	418,809	1.9%
Australia	325,800	1.5%
Mexico	322,790	1.5%
France	231,980	1.0%
Brazil	199,200	0.9%
	$20,806,204	93.9%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

U.S. TREASURY OBLIGATIONS - 15.1%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 4.0%
2.500%, due 07/15/16	$2,244,420	$2,620,535
2.625%, due 07/15/17	1,093,490	1,314,666
		3,935,201
U.S. Treasury Notes - 11.1%
1.375%, due 10/15/12	1,500,000	1,509,726
1.375%, due 03/15/13	1,500,000	1,516,230
1.250%, due 02/15/14	2,000,000	2,033,828
2.375%, due 08/31/14	1,500,000	1,569,492
2.500%, due 04/30/15	3,000,000	3,177,186
2.625%, due 02/29/16	1,000,000	1,071,016
		10,877,478

Total U.S. Treasury Obligations (Cost $13,924,446)		$14,812,679

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%	Par Value	Market Value
Federal Farm Credit Bank - 3.2%
4.480%, due 08/24/12	$1,000,000	$1,017,067
4.600%, due 12/27/12	1,000,000	1,032,275
4.500%, due 01/22/15	1,000,000	1,104,006
		3,153,348
Private Export Funding Corporation - 2.1%
5.685%, due 05/15/12	1,500,000	1,510,087
3.550%, due 04/15/13	500,000	516,646
		2,026,733

Total U.S. Government Agency Obligations (Cost $5,033,742)		$5,180,081

CORPORATE BONDS - 50.8%	Par Value	Market Value
Consumer Discretionary - 4.7%
Johnson Controls, Inc., 5.500%, due 01/15/16	$1,000,000	$1,127,888
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	562,417
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,029,426
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	513,863
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,250,000	1,364,339
		4,597,933
Consumer Staples - 6.4%
Avon Products, Inc., 5.625%, due 03/01/14	1,000,000	1,070,873
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,087,633
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,198,139
Kimberly Clark Corporation, 6.125%, due 08/01/17	800,000	976,190
Sysco Corporation, 4.200%, due 02/12/13	1,000,000	1,029,557
		6,362,392
Energy - 2.3%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,175,833

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.8% (Continued)	Par Value	Market Value
Energy - 2.3% (Continued)
ConocoPhillips, 4.750%, due 02/01/14	$1,000,000	$1,073,723
		2,249,556
Financials - 9.5%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,537,794
BB&T Corporation, 4.750%, due 10/01/12	1,000,000	1,019,420
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,106,223
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,048,680
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,074,097
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	1,983,762
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,548,051
		9,318,027
Health Care - 3.4%
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,119,306
Medtronic, Inc., 2.625%, due 03/15/16	500,000	523,007
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,053,120
Stryker Corporation, 2.000%, due 09/30/16	650,000	666,281
		3,361,714
Industrials - 7.7%
3M Company, 1.375%, due 09/29/16	1,150,000	1,157,658
Cooper US, Inc., 5.450%, due 04/01/15	1,000,000	1,108,744
Eaton Corporation, 4.900%, due 05/15/13	500,000	523,956
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,710,011
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,036,495
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	537,716
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	822,845
United Technologies Corporation, 5.375%, due 12/15/17	571,000	683,716
		7,581,141
Information Technology - 8.1%
Dell, Inc., 2.300%, due 09/10/15	2,000,000	2,069,942
Harris Corporation, 5.000%, due 10/01/15	1,000,000	1,093,398
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,088,296
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	503,962
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	506,854
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	515,241
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	544,812
International Business Machines Corporation, 2.000%, due 01/05/16	1,000,000	1,026,588
National Semiconductor Corporation, 6.600%, due 06/15/17	500,000	616,817
		7,965,910
Materials - 2.1%
Praxair, Inc., 6.375%, due 04/01/12	1,000,000	1,000,153

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.8% (Continued)	Par Value	Market Value
Materials - 2.1% (Continued)
Sherwin-Williams Company (The), 3.125%, due 12/15/14	$1,000,000	$1,058,380
		2,058,533
Telecommunication Services - 2.3%
Verizon Communications, Inc., 4.350%, due 02/15/13	500,000	516,411
Verizon Communications, Inc., 4.900%, due 09/15/15	600,000	675,047
Verizon Communications, Inc., 3.000%, due 04/01/16	1,000,000	1,057,827
		2,249,285
Utilities - 4.3%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,323,832
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	856,346
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,024,454
		4,204,632

Total Corporate Bonds (Cost $48,650,511)		$49,949,123

COMMON STOCKS - 19.5%	Shares	Market Value
Consumer Discretionary - 2.2%
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	15,000	$550,800

Specialty Retail - 1.6%
Cato Corporation (The) - Class A	30,000	829,200
Lowe's Companies, Inc.	25,000	784,500
		1,613,700
Consumer Staples - 3.0%
Food & Staples Retailing - 1.0%
Sysco Corporation	32,500	970,450

Food Products - 0.5%
Kellogg Company	8,000	429,040

Household Products - 1.5%
Clorox Company (The)	10,000	687,500
Kimberly-Clark Corporation	11,000	812,790
		1,500,290
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
ConocoPhillips	17,500	1,330,175
Exxon Mobil Corporation	10,000	867,300
		2,197,475
Financials - 2.2%
Capital Markets - 1.3%
Bank of New York Mellon Corporation (The)	15,000	361,950
Federated Investors, Inc. - Class B	40,000	896,400
		1,258,350

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.5% (Continued)	Shares	Market Value
Financials - 2.2% (Continued)
Commercial Banks - 0.9%
BB&T Corporation	7,500	$235,425
U.S. Bancorp	20,000	633,600
		869,025
Health Care - 1.7%
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	12,000	470,280

Pharmaceuticals - 1.2%
Abbott Laboratories	20,000	1,225,800

Industrials - 5.7%
Aerospace & Defense - 0.9%
General Dynamics Corporation	12,000	880,560

Commercial Services & Supplies - 0.8%
Republic Services, Inc.	25,000	764,000

Electrical Equipment - 1.0%
Emerson Electric Company	20,000	1,043,600

Industrial Conglomerates - 1.1%
3M Company	12,000	1,070,520

Machinery - 1.2%
Illinois Tool Works, Inc.	20,000	1,142,400

Road & Rail - 0.7%
Norfolk Southern Corporation	10,000	658,300

Information Technology - 1.7%
IT Services - 0.8%
Paychex, Inc.	25,000	774,750

Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc.	25,000	930,000

Materials - 0.8%
Chemicals - 0.8%
RPM International, Inc.	30,000	785,700

Total Common Stocks (Cost $16,655,767)		$19,135,040

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	4,575,999	$4,575,999
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	3,953,873	3,953,873
Total Money Market Funds (Cost $8,529,872)		$8,529,872

Total Investments at Market Value - 99.4% (Cost $92,794,338)		$97,606,795

Other Assets in Excess of Liabilities - 0.6%		598,889

Net Assets - 100.0%		$98,205,684

(a)	The rate shown is the 7-day effective yield as of March 31, 2012.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2012 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

For example, Repurchase Agreements held by the Ave Maria Opportunity Fund and U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since values for the underlying collateral for the Repurchase Agreements and the values for U.S. Treasury Obligations, U.S. Government Obligations and Corporate Bonds are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2012 by security type:

Ave Maria Catholic Values	Level 1	Level 2	Level 3	Total

Common Stocks	$189,089,184	$-	$-	$189,089,184
Exchange-Traded Funds	8,107,000	-	-	8,107,000
Money Market Funds	4,586,835	-	-	4,586,835
Total	$201,783,019	$-	$-	$201,783,019

Ave Maria Growth	Level 1	Level 2	Level 3	Total

Common Stocks	$188,319,846	$-	$-	$188,319,846
Money Market Funds	1,620,501	-	-	1,620,501
Total	$189,940,347	$-	$-	$189,940,347

Ave Maria Rising Dividend	Level 1	Level 2	Level 3	Total

Common Stocks	$262,256,800	$-	$-	$262,256,800
Money Market Funds	9,541,326	-	-	9,541,326
Total	$271,798,126	$-	$-	$271,798,126

Ave Maria Opportunity	Level 1	Level 2		Level 3	Total

Common Stocks	$31,211,893	$335,000	(a)	$-	$31,546,893
Exchange-Traded Funds	1,475,474	-		-	1,475,474
Repurchase Agreements	-	115,325		-	115,325
Money Market Funds	5,546,172	-		-	5,546,172
Total	$38,233,539	$450,325		$-	$38,683,864

Ave Maria World Equity	Level 1	Level 2	Level 3	Total

Common Stocks	$20,806,204	$-	$-	$20,806,204
Exchange-Traded Funds	648,560	-	-	648,560
Money Market Funds	673,202	-	-	673,202
Total	$22,127,966	$-	$-	$22,127,966

Ave Maria Bond	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$14,812,679	$-	$14,812,679
U.S. Government Agency Obligations	-	5,180,081	-	5,180,081
Corporate Bonds	-	49,949,123	-	49,949,123
Common Stocks	19,135,040	-	-	19,135,040
Money Market Funds	8,529,872	-	-	8,529,872
Total	$27,664,912	$69,941,883	$-	$97,606,795

(a) Not determined to be a significant transfer.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector or industry type.  During the quarter ended March 31, 2012, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of or during the quarter ended March 31, 2012. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2012:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$154,764,498	$130,351,673	$238,676,969

Gross unrealized appreciation	$55,368,720	$63,045,974	$39,122,599
Gross unrealized depreciation	(8,350,199)	(3,457,300)	(6,001,442)

Net unrealized appreciation	$47,018,521	$59,588,674	$33,121,157

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$32,925,175	$20,652,742	$92,794,338

Gross unrealized appreciation	$6,421,812	$2,724,876	$5,102,009
Gross unrealized depreciation	(663,123)	(1,249,652)	(289,552)

Net unrealized appreciation	$5,758,689	$1,475,224	$4,812,457

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 3, 2012

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	May 3, 2012

* Print the name and title of each signing officer under his or her signature.